VictoryShares WestEnd Economic Cycle Bond ETF Investment Objectives and Goals - VictoryShares WestEnd Economic Cycle Bond ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares WestEnd Economic Cycle Bond ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares WestEnd Economic Cycle Bond ETF (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.